Related Parties (Details) - Schedule of Transactions with Related Parties - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Transactions with Related Parties [Abstract]
General and administrative expenses - salaries and related expenses (including share-based payment) to related parties	[1]	₪ 1,926	₪ 1,984	₪ 2,457

[1]	See also Notes 12A and 15C above.